LKCM SMALL-MID CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)

COMMON STOCKS - 99.1%	Shares	Value
Aerospace & Defense - 3.1%
Axon Enterprise, Inc. (a)	2,525	$441,925

Banks - 7.9%
BancorpSouth Bank	1,000	29,780
Comerica, Inc.	3,635	292,617
Cullen/Frost Bankers, Inc.	3,180	377,212
Zions Bancorp N.A.	6,860	424,565
		1,124,174
Biotechnology - 7.5%
Charles River Laboratories International, Inc. (a)	1,285	530,281
Natera, Inc. (a)	2,480	276,371
Neogen Corp. (a)	5,960	258,843
		1,065,495
Building Products - 5.6%
Builders FirstSource, Inc. (a)	7,030	363,732
CSW Industrials, Inc.	1,190	151,963
Trex Co., Inc. (a)	2,735	278,779
		794,474
Capital Markets - 4.1%
LPL Financial Holdings, Inc.	2,150	337,034
SEI Investments Co.	4,160	246,688
		583,722
Construction Materials - 1.3%
Eagle Materials, Inc.	1,450	190,182

Diversified Consumer Services - 1.2%
Chegg, Inc. (a)	2,425	164,948

Electronic Equipment & Instruments - 2.7%
Trimble, Inc. (a)	4,605	378,761

Food Products - 2.4%
Freshpet, Inc. (a)	2,445	348,877

Health Care Equipment & Supplies - 3.8%
NeoGenomics, Inc. (a)	4,880	235,411
STAAR Surgical Co. (a)	2,390	307,187
		542,598
Health Care Providers & Services - 5.9%
Medpace Holdings, Inc. (a)	1,850	350,168
Omnicell, Inc. (a)	2,370	351,779
R1 RCM, Inc. (a)	6,570	144,606
		846,553
Hotels, Restaurants & Leisure - 1.4%
Wingstop, Inc.	1,205	197,536

Household Durables - 1.2%
Newell Brands, Inc.	7,740	171,364

Insurance - 2.6%
Argo Group International Holdings, Ltd. (b)	3,090	161,360
Palomar Holdings, Inc. (a)	2,535	204,904
		366,264
Internet & Catalog Retail - 1.3%
Magnite, Inc. (a)	6,640	185,920

IT Consulting & Services - 3.3%
Black Knight, Inc. (a)	1,740	125,280
Perficient Inc. (a)	2,950	341,315
		466,595
Leisure Equipment & Products - 5.0%
Brunswick Corp.	2,650	252,465
Pool Corp.	725	314,947
YETI Holdings, Inc. (a)	1,675	143,531
		710,943
Machinery - 7.3%
Colfax Corp. (a)	6,385	293,072
ITT, Inc.	3,840	329,626
Rexnord Corp.	6,560	421,742
		1,044,440
Marine - 1.3%
Kirby Corp. (a)	3,875	185,845

Media & Entertainment - 2.0%
Nexstar Media Group, Inc. - Class A	1,840	279,606

Metals & Mining - 2.9%
Teck Resources Ltd. - Class B (b)	16,600	413,506

Multiline Retail - 1.8%
Five Below, Inc. (a)	1,495	264,331

Oil & Gas & Consumable Fuels - 5.4%
CNX Resources Corp. (a)	10,300	129,986
Diamondback Energy Inc.	3,625	343,179
HollyFrontier Corp.	8,840	292,869
		766,034
Pharmaceuticals - 2.3%
Horizon Therapeutics PLC (a)(b)	2,995	328,072

Professional Services - 3.0%
Upwork, Inc. (a)	9,365	421,706

Real Estate Development - 3.7%
FirstService Corp. (b)	1,645	296,890
Newmark Group, Inc. - Class A	15,985	228,745
		525,635
Real Estate Investment Trust - 2.2%
SL Green Realty Corp.	4,515	319,843

Semiconductors & Semiconductor Equipment - 0.2%
Tower Semiconductor Ltd. (a)(b)	1,000	29,900

Software - 4.9%
Altair Engineering, Inc. - Class A (a)	2,300	158,562
Appian Corp. (a)	1,240	114,712
Fair Isaac Corp. (a)	445	177,079
Nutanix, Inc. - Class A (a)	6,710	252,967
		703,320
Specialty Retail - 0.7%
Petco Health & Wellness Co, Inc. (a)	5,000	105,500

Trading Companies & Distributors - 1.1%
Watsco, Inc.	600	158,772

TOTAL COMMON STOCKS
(Cost $8,457,331)		14,126,841

SHORT-TERM INVESTMENT - 1.0%
Money Market Fund - 1.0%
Invesco Short-Term Investments Trust - Government & Agency Portfolio - Institutional Shares, 0.03% (c)	147,634	147,634

TOTAL SHORT-TERM INVESTMENT
(Cost $147,634)		147,634

Total Investments - 100.1%		14,274,475
(Cost $8,604,965)
Liabilities in Excess of Other Assets - (0.1)%		(8,382)
TOTAL NET ASSETS - 100.0%		$14,266,093

(a)	Non-income producing security.
(b)	Security issued by non-U.S. incorporated company.
(c)	The rate quoted is the annualized seven-day yield of the Fund at period end.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. ("MSCI") and Standard &
Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by
U.S. Bancorp Fund Services, LLC.

Fair Value Measurement Summary at September 30, 2021 (Unaudited)

Equity securities listed or traded on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price on the exchange on which the security is primarily traded. Nasdaq Global Market securities are valued at the Nasdaq Official
Closing Price ("NOCP"). Unlisted U.S. equity securities and listed U.S. equity securities not traded on a particular valuation date are valued at the mean of the most recent quoted bid and ask price on the relevant exchanges or markets. Equity securities listed on a foreign exchange for which market quotations are readily available are valued at the last quoted sales price on the exchange on which the security is primarily traded. Debt securities are normally valued at the mean of the closing bid and ask price and/or by using a combination of broker quotations or evaluated prices provided by an independent pricing service. Futures and options on futures are valued at the settlement prices established each day on the principal exchange on which they are traded. Forward contracts are valued based on the forward rate using information provided by an independent pricing service. Other assets and securities for which no market or broker quotations or evaluated prices are readily available are valued in good faith at fair value using guidelines approved by the Board of Trustees. The Board of Trustees has established policies and procedures for that authorize the Adviser to fair value a security in good faith under certain circumstances. The Fund may use prices provided by independent pricing services to assist in the fair valuation of the Fund's portfolio securities.

The Trust has adopted accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs') used in pricing the asset or liability. These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.

Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 - Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust's own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. As of September 30, 2021, the Fund's assets carried at fair value were classified as follows:

LKCM Small-Mid Cap Equity Fund
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$14,126,841	$–	$–	$14,126,841
Short-Term Investment	147,634	–	–	147,634
Total Investments	$14,274,475	$–	$–	$14,274,475